Accumulated Other Comprehensive Loss, Net (Tables)	12 Months Ended
Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss)
Schedule of changes in accumulated other comprehensive income (loss)

The following represents the changes in accumulated other comprehensive income (loss) by component, before tax (in millions):

Foreign currency
translation
adjustment
Balance at December 31, 2013	$9.6
Other comprehensive loss	(15.0)
Tax effect on other comprehensive loss	5.7
Balance at December 31, 2014	0.3
Other comprehensive loss	(12.4)
Tax effect on other comprehensive loss	1.9
Balance at December 31, 2015	$(10.2)